STRATUS FUND, INC.



                                     GROWTH

                              GOVERNMENT SECURITIES

                              CAPITAL APPRECIATION

                          INTERMEDIATE GOVERNMENT BOND

                                 INTERNATIONAL



                                  ANNUAL REPORT
                                  JUNE 30, 1998

STRATUS FUND, INC.

Dear Fellow Shareholders:

The economy continues to perform well with above average growth and low inflation. Gross Domestic Product has recorded uneven growth with considerable variability from quarter to quarter. 1998's first quarter GDP rose at a 5.5% pace while second quarter growth slowed significantly to 1.4%. Responsible for the dramatic slowing has been the draw down of inventories built during the first quarter, weaker demand by the industrial side of the economy, and, last but not least, the Asian contagion. Weakness in Asia will not be easily resolved and should last throughout 1998 at least. Therefore, economic growth in the second half of the year is forecast to be 2 1/2% or lower.

The positive economic climate has helped stock and bond markets to perform favorably through the first half or 1998. However, the big cap stocks have performed significantly better than small caps allowing the Dow Jones Industrials and the S & P 500 to perform much better than the Russell 2000 Small Cap Index. International stocks also saw mixed performance. If most or all of your holdings were in Europe, you were pleased with your positive returns. Conversely, if most of your funds were invested in Southeast Asia, negative returns were the rule rather than the exception.

During the second quarter, the Dow Jones Industrial Index established a series of new highs as money continued to pour into equity mutual funds. The high for the first half of 1998 came on May 11th when the DJIA closed at 9211. This index stood at 8952 on June 30, 1998.

The two bond funds, managed by Stratus, performed similarly to other bond funds with the same investment objective. The Stratus Government Securities Portfolio Institutional Class Shares achieved a total rate of return of 7.0% this past fiscal year, while the Stratus Intermediate Government Bond Portfolio Institutional Class Shares appreciated 6.3%. For comparison purposes, the Merrill Lynch U.S. Treasury Intermediate Term Index grew by 8.8% during the recently completed fiscal year.

The strategy employed by the Intermediate Government Bond Portfolio is to buy only U.S. Treasury obligations or money market instruments that invest exclusively in U.S. Treasury Obligations. As a normal operating practice, the Intermediate Government Bond Portfolio invests in a 1-5 year ladder of maturities.

The strategy for the Government Securities Portfolio is essentially the same regarding the use of high quality government securities. It differs in that bonds as long as ten years may be used and the average maturity will generally be greater. Emphasis will be on a total return as opposed to income generation and the average maturity will vary with existing and anticipated interest rates.

The two Stratus funds investing in domestic common stocks completed a successful fiscal year which also ended June 30, 1998. With investors favoring large cap stocks, the Stratus Growth Portfolio Institutional Class Shares provided a total return of 22.3% for the fiscal year. The strategy employed in this fund is to invest primarily in large capitalization stocks with an emphasis on growth companies. The over-weighting in technology helped performance considerably as technology stocks were in favor most of the year. Although the Growth Portfolio did not match the performance of the S & P Index, it did better than the majority of funds in its category. In the Wall Street Journal's Mutual Funds Report for the second quarter of 1998, the Stratus Growth Portfolio earned a B Ranking for one year performance versus comparable funds, and even more importantly, an A ranking for the 3 years. This fund again grew significantly during the past year.

The Capital Appreciation Portfolio Institutional Class Shares, which invests primarily in smaller capitalization stocks showing strong earnings and price momentum, returned 7.5% for the year ended June 30, 1998. Smaller stocks continued to be out of favor in comparison with larger cap issues, a situation exacerbated by inconsistent market leadership, which created an unfavorable landscape for momentum investing. While keeping pace with the Russell 2000 Index for the first half of calendar year 1998, annual results continue to reflect the negative relative performance in the last quarter of 1997.

The Stratus International Portfolio Institutional Class Shares, launched October, 1996, is showing good progress. During the past year, it has posted gains of 6.3%, somewhat ahead of the EAFE International Index. This fund is being sub-advised by Murray Johnstone International head-quartered in Glasgow, Scotland.

We value highly your continued relationship with the Stratus Family of Mutual Funds and the confidence placed in us. We would welcome any questions or comments you may have.

July 31, 1998

GROWTH INSTITUTIONAL PORTFOLIO

[GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
              GROWTH INSTITUTIONAL PORTFOLIO AND THE S&P 500 INDEX

AVG. ANNUAL RETURN                                  06/30/98 VALUE
-----------------                      ---------------------------
1 YEAR      22.29%                     GROWTH INSTITUTIONAL $23,931.24
INCEPTION   20.27%                     S&P 500              $27,429.00


--------------------------------------------------------------------------------

GROWTH RETAIL PORTFOLIO

 GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                  GROWTH RETAIL PORTFOLIO AND THE S&P 500 INDEX

   RETURN *                                06/30/98 VALUE
-----------------                      ---------------------------
                                       GROWTH RETAIL   $11,163.20
INCEPTION   16.89%                     S&P 500         $11,771.00


--------------------------------------------------------------------------------

* Not annualized, as it may not be representative of the total return for the year.
Results for the Retail Shares reflect  payment of a maximum sales charge of 4.5%
 on the $10,000 investment with dividends and capital gains reinvested. Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future performance.
Growth Portfolio Institutional Shares for the period October 8, 1993 (inception)
 through June 30, 1998
Growth Portfolio Retail Shares for the period January 7, 1998 (inception) through June 30, 1998

GOVERNMENT SECURITIES INSTITUTIONAL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
              GOVERNMENT SECURITIES INSTITUTIONAL PORTFOLIO AND THE
                  MERRILL LYNCH U.S. TREASURY INTER-TERM INDEX

AVG. ANNUAL RETURN                                  06/30/98 VALUE
------------------            -------------------------------------
1 YEAR      7.04%            GOVERNMENT SECURITIES INSTITUTIONAL    $12,417.95
INCEPTION   4.69%            MERRILL LYNCH U.S. TREASURY
                             INTER-TERM BOND                        $12,983.05

--------------------------------------------------------------------------------

GOVERNMENT SECURITIES RETAIL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
                 GOVERNMENT SECURITIES RETAIL PORTFOLIO AND THE
                  MERRILL LYNCH U.S. TREASURY INTER-TERM INDEX

   RETURN *                                 06/30/98 VALUE
------------------            -------------------------------------
                             GOVERNMENT SECURITIES RETAIL    $9,853.47
INCEPTION   4.69%            MERRILL LYNCH U.S. TREASURY
                             INTER-TERM BOND                $10,340.00


* Not annualized, as it may not be representative of the total return for the year.
Results for the Retail Shares reflect payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested. Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future performance.
Government Securities Portfolio Institutional Shares for the period
        October 8, 1993 (inception) through June 30, 1998.
Government Securities Portfolio Retail Shares for the period
        January 13, 1998 (inception) through June 30, 1998.

CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CAPITAL APPRECIATION INSTITUTIONAL PORTFOLIO AND THE RUSSELL 2000

AVG. ANNUAL RETURN                           06/30/98 VALUE
------------------                 ------------------------------------
1 YEAR       7.47%
5 YEAR      13.12%              CAPITAL APPRECIATION INSTITUTIONAL  $17,420.69
INCEPTION   10.64%              RUSSELL 2000                        $22,485.38


--------------------------------------------------------------------------------
CAPITAL APPRECIATION RETAIL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN CAPITAL APPRECIATION RETAIL PORTFOLIO AND THE RUSSELL 2000

 RETURN *                                     06/30/98 VALUE
------------------                 ------------------------------------

                                CAPITAL APPRECIATION RETAIL  $10,403.07
INCEPTION   8.93%               RUSSELL 2000                 $10,527.00


* Not annualized, as it may not be representative of the total return for the year.
Results for Retail Shares reflect payment of a maximum sales charge of 4.5% on the $10,000 investment with dividends and capital gains reinvested.
Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future performance.
Capital Appreciation Portfolio Institutional Shares for the period
        January 4, 1993 (inception) through June 30, 1998.
Capital Appreciation Portfolio Retail Shares for the period
        January 7, 1998 (inception) through June 30, 1998.

INTERMEDIATE GOVERNMENT BOND INSTITUTIONAL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
          INTERMEDIATE GOVERNMENT BOND INSTITUTIONAL PORTFOLIO AND THE
                  MERRILL LYNCH U.S. TREASURY INTER-TERM INDEX


AVG. ANNUAL RETURN                            06/30/98 VALUE
------------------            ------------------------------------------
1 YEAR       6.27%            INTERMEDIATE GOVERNMENT BOND INSTIT.   $15,183.76
5 YEAR       4.56%             MERRILL LYNCH U.S. TREASURY
INCEPTION    6.03%            INTER-TERM BOND                        $16,668.41

--------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT BOND RETAIL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN
              INTERMEDIATE GOVERNMENT BOND RETAIL PORTFOLIO AND THE
                  MERRILL LYNCH U.S. TREASURY INTER-TERM INDEX


 RETURN  *                              06/30/98 VALUE
------------------            ------------------------------------------
INCEPTION    6.03%            INTERMEDIATE GOVERNMENT BOND RETAIL   $9,863.83
                              MERRILL LYNCH U.S. TREASURY
                              INTER-TERM BOND                      $10,340.00

* Not annualized, as it may not be representative of the total return for the year.
Results for Retail Shares reflect payment of a maximum sales charge of 3% on the $10,000 investment with dividends and capital gains reinvested.
Average annual return does not include payment of a sales charge and assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future performance.
Intermediate Government Bond Portfolio Institutional Shares for the period
        May 15, 1991 (inception) through June 30, 1998.
Intermediate Government Bond Portfolio Retail Shares for the period
        January 27, 1998 (inception) through June 30, 1998.

INTERNATIONAL INSTITUTIONAL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN INTERNATIONAL INSTITUTIONAL PORTFOLIO AND THE MORGAN STANLEY INTERNATIONAL


AVG. ANNUAL RETURN                        06/30/98 VALUE
------------------            ------------------------------------------
1 YEAR        6.27%           INTERNATIONAL INSTITUTIONAL PORTFOLIO $12,070.44
INCEPTION    11.39%           MORGAN STANLEY INTERNATIONAL          $11,675.15


--------------------------------------------------------------------------------
INTERNATIONAL RETAIL PORTFOLIO

  [GRAPHIC OMITTED]

             COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN INTERNATIONAL RETAIL PORTFOLIO AND THE MORGAN STANLEY INTERNATIONAL


    RETURN*                             06/30/98 VALUE
------------------            ------------------------------------------
                              INTERNATIONAL RETAIL PORTFOLIO     $10,875.80
INCEPTION    13.88%           MORGAN STANLEY INTERNATIONAL       $11,510.00

* Not annualized, as it may not be representative of the total return for the year.
Results for Retail Shares reflect payment of a maximum sales charge of 4.5% on the $10,000 investment with dividends and capital gains reinvested.
Average annual  return  does  not  include   payment  of  a  sales  charge  and
assumes reinvestment of dividends and capital gains.
Past performance is not predictive of future  performance.
International Portfolio Institutional Shares for the period October 1, 1996 (inception) through June 30, 1998.
International Portfolio Retail Shares for the period January 7, 1998 (inception) through June 30, 1998.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors and Shareholders
Stratus Fund, Inc.

We have audited the accompanying statements of assets and liabilities including the schedule of investments in securities of Stratus Fund, Inc. (comprised respectively of the Growth, Government Securities, Capital Appreciation, Intermediate Government Bond, and International Portfolios) as of June 30, 1998, the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two years in the period then ended (period from October 1, 1996, commencement of operations, for the International Portfolio) and financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years ended June 30, 1995 and 1994 for the Intermediate Government Bond Portfolio, for the years ended June 30, 1995 and 1994 for the Capital Appreciation Portfolio, for the year ended June 30, 1995 and the period from October 8, 1993 (commencement of operations) to June 30, 1994 for the Growth and Government Securities Portfolios were audited by other auditors whose report dated July 21, 1995, expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the aforementioned portfolios constituting Stratus Fund, Inc. as of June 30, 1998, the results of their operations, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the three years in the period then ended in conformity with generally accepted accounting principles.


DELOITTE & TOUCHE LLP
Lincoln, Nebraska
July 24, 1998
                                       8

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1998

                                GROWTH PORTFOLIO

                                                        PERCENT
                                                         OF NET         MARKET
      SHARES               COMMON STOCK - 95.79%         ASSETS          VALUE
      ------               ---------------------         ------          -----

               CHEMICALS                                  1.83%
               ---------
      25,000   Praxair, Inc.                                        $1,170,313

               COMPUTER RELATED                          10.95%
               ----------------
      32,000   Compaq Computer Corp.                                   908,000
      15,000   Cisco Systems, Inc.*                                  1,380,938
      20,000   EMC Corp.*                                              896,250
      15,000   International Business Machine Corp.                  1,722,188
      14,000   Keane, Inc*                                             784,000
      12,000   Microsoft Corp.*                                      1,300,500
                                                                     ---------
                                                                     6,991,876
               COSMETICS/PERSONAL CARE
      14,000   Gillette Co.                               1.24%
                                                                       793,625

               ELECTRONICS                                3.74%
               -----------
      15,000   Intel Corp.                                           1,111,875
      15,000   Phillips Electronics N.V.                             1,275,000
                                                                     ---------
                                                                     2,386,875

               ENTERTAINMENT/LEISURE                      2.11%
               ---------------------
      34,000   Carnival Corp. Class A                                1,347,250

               FINANCIAL SERVICES                         5.70%
               ------------------
      22,000   Nationsbank Corp.                                     1,683,000
      40,000   SLM Holdings Corp.                                    1,960,000
                                                                     ---------
                                                                     3,643,000

               FUNERAL SERVICE/RELATED                    1.68%
               -----------------------
      25,000   Service Corp. International                           1,071,875

                              STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                GROWTH PORTFOLIO

                                                          PERCENT
                                                           OF NET       MARKET
      SHARES                COMMON STOCK CONT'D            ASSETS        VALUE
      ------               ---------------------          ------         -----

               HOUSEHOLD PRODUCTS/WARES                   1.93%
               ------------------------
      14,000   Colgate-Palmolive Co.                                $1,232,000

               INSURANCE                                  7.37%
               ---------
      20,000   American General Corp.                                1,423,750
      20,000   Allstate Corp.                                        1,831,250
      24,000   Travelers Group, Inc.                                 1,455,000
                                                                     ---------
                                                                     4,710,000

               MANUFACTURING                              5.39%
               -------------
      24,000   General Electric Co.                                  2,184,000
      20,000   Tyco International Ltd.                               1,260,000
                                                                     ---------
                                                                     3,444,000
               MEDICAL SUPPLIES/SERVICE                   7.91%
               ------------------------
      19,000   Becton Dickinson Co.                                  1,474,875
      16,000   Cardinal Health, Inc.                                 1,500,000
      30,000   Warner-Lambert Co.                                    2,081,250
                                                                     ---------
                                                                     5,056,125

               OIL-FIELD SERVICES                         3.79%
               ------------------
      22,000   Enron Corp.                                           1,189,375
      18,000   Schlumberger Ltd.                                     1,229,625
                                                                     ---------
                                                                     2,419,000

               OIL COMPANY- INTEGRATED                    3.85%
               -----------------------
      15,000   Mobil Corp.                                           1,149,375
      22,000   Texaco, Inc.                                          1,313,125
                                                                     ---------
                                                                     2,462,500

               OFFICE/BUSINESS                            3.18%
               ---------------
      20,000   Xerox Corp.                                           2,032,500

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                GROWTH PORTFOLIO

                                                       PERCENT
                                                        OF NET        MARKET
      SHARES                COMMON STOCK CONT'D         ASSETS         VALUE
      ------               ---------------------         ------        -----

               PACKAGING/CONTAINER                        2.19%
               -------------------
      26,000   Avery Dennison Corp.                                 $1,397,500

               PHARMACEUTICAL/MEDICAL                     5.56%
               ----------------------
      20,000   Johnson & Johnson                                     1,475,000
      15,000   Eli Lilly & Co.                                         990,938
      10,000   Pfizer, Inc.                                          1,086,875
                                                                     ---------
                                                                     3,552,813

               PUBLISHING/PRINTING                        1.78%
               -------------------
      16,000   Gannett Co.                                           1,137,000

               RETAIL/APPAREL                             3.81%
               --------------
      28,000   Dayton/Hudson Corp.                                   1,358,000
      25,000   Ross Stores, Inc.                                     1,075,000
                                                                     ---------
                                                                     2,433,000

               RETAIL STORE                               7.24%
               ------------
      20,000   Costco Co., Inc.*                                     1,261,250
      36,000   CVS Corp.                                             1,401,750
      23,000   General Nutrition Co.*                                  715,875
      24,000   Kohl's Corp.*                                         1,245,000
                                                                     ---------
                                                                     4,623,875
               TELECOMMUNICATIONS                         3.96%
               ------------------
      25,000   Airtouch Communications, Inc.*                        1,460,938
      22,000   Worldcom, Inc.*                                       1,065,625
                                                                     ---------
                                                                     2,526,563

               TRANSPORTATION                             3.76%
               --------------
      10,000   Delta Air Lines, Inc.                                 1,292,500
      37,500   Southwest Airlines Co.                                1,110,935
                                                                     ---------
                                                                     2,403,435

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                GROWTH PORTFOLIO

                                                         PERCENT
                                                          OF NET        MARKET
      SHARES                COMMON STOCK CONT'D           ASSETS         VALUE
      -----              -------------------------       -------       --------
               UTILITIES/ELECTRIC                         5.57%
               ------------------
      40,000   Allegheny Energy, Inc.                               $1,205,000
      30,000   CalEnergy Co., Inc.*                                    901,875
      50,000   Kansas City Power & Light Co.                         1,450,000
                                                                     ---------
                                                                     3,556,875

               UTILITIES-TELECOMMUNICATION                1.25%
               ---------------------------
      20,000   SBC Communications, Inc.                                800,000
                                                                       -------


       Total investment in securities (cost $46,944,834)  95.79%    $61,192,000
       Cash equivalents                                    4.21%      2,687,633
       Other assets, less liabilities                      0.00%          1,457
                                                           -----          -----
       NET ASSETS                                        100.00%    $63,881,090
                                                         =======    ===========

* Indicates non-income producing security.

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998

                         GOVERNMENT SECURITIES PORTFOLIO


                                                       PERCENT
 PRINCIPAL                                             OF NET          MARKET
  AMOUNT       U.S. GOVERNMENT SECURITIES              ASSETS          VALUE
-----------   ----------------------------            --------     ------------
                                                        91.33%
 $1,000,000    Federal National Mtg. Assn. 6.2%  due 6/6/00         $1,009,399
  2,000,000    Federal National Mtg. Assn. 6.35%  due 6/10/05        2,061,178
  2,000,000    Federal National Mtg. Assn. 6.055%  due 10/15/02      1,999,039
  3,000,000    U.S. Treasury Note 6.50% due 5/31/01                  3,075,469
  1,500,000    U.S. Treasury Bond 6.25% due 3/31/99                  1,508,438
  2,000,000    U.S. Treasury Bond 6.625% due 3/31/02                 2,070,938
  2,000,000    U.S. Treasury Bond 7.125% due 10/15/98                2,010,625
  2,000,000    U.S. Treasury Bond 6.375% due 7/15/99                 2,016,875
  3,000,000    U.S. Treasury Bond 6.375% due 1/15/00                 3,035,625
  3,000,000    U.S. Treasury Bond 5.75% due 8/15/03                  3,031,406
  1,000,000    U.S. Treasury Bond 7.75% due 11/30/99                 1,029,375
  3,000,000    U.S. Treasury Bond 5.75% due 10/31/00                 3,014,061
  2,000,000    U.S. Treasury Bond 5.50% due 12/31/00                 1,998,125
                                                                     ---------


      Total investment in securities (cost $27,424,064)    91.33% $27,860,553
      Cash equivalents                                      7.32%   2,233,067
      Other assets, less liabilities                        1.35%     413,226
                                                          -------  ----------
      NET ASSETS                                          100.00% $30,506,846
                                                          ======   ==========

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998


                         CAPITAL APPRECIATION PORTFOLIO

                                                              PERCENT
                                                               OF NET     MARKET
       SHARES               COMMON STOCK - 94.10%              ASSETS      VALUE
       ------               ---------------------              ------      -----

                AUTO/TRUCK/PARTS                               6.84%
                ----------------
        5,100   Federal-Mogul Corp.                                    $344,250
        7,500   Hayes Lemmerz International, Inc.*                      298,125
                                                                        -------
                                                                        642,375

                BUILDING RESIDENTIAL/COMMERCIAL                3.45%
                -------------------------------
        4,200   Lone Star Industries, Inc.                              323,663

                COMMERCIAL SERVICES                            1.40%
                -------------------
        4,600   Manpower, Inc.                                          131,963

                COMPUTER RELATED                              18.73%
                ----------------
        3,000   Affiliated Computer, Inc.*                              115,500
        4,700   Ceridian Corp.*                                         276,125
       10,000   Ciber, Inc.*                                            380,000
       11,000   Deanon Systems, Inc.*                                   101,750
        6,700   Keane, Inc.*                                            375,200
        5,900   Lexmark International Group, Inc.*                      359,900
        5,800   Symantec Corp.*                                         151,525
                                                                        -------
                                                                      1,760,000

                CRUISE LINES                                   3.64%
                ------------
        4,300   Royal Caribbean Cruises Ltd.                            341,850

                ELECTRICAL EQUIPMENT                           2.53%
                --------------------
        4,100   C & D Tech, Inc.                                        237,800

                DIRECT MARKETING                               2.91%
                ----------------
       10,600   Harte-Hanks, Inc.                                       273,613

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         CAPITAL APPRECIATION PORTFOLIO

                                                              PERCENT
                                                               OF NET     MARKET
       SHARES               COMMON STOCK (CONT'D)              ASSETS      VALUE
      ----------          --------------------------        ----------  --------
                ELECTRONICS                                    0.83%
                -----------
        6,000   Innovex, Inc.                                           $78,375

                FINANCIAL SERVICES                             8.32%
                ------------------
        2,500   CMAC Investment Corp.                                   153,750
        8,600   Downey Financial Corp.                                  281,113
       12,400   Everen Capital Corp.                                    347,200
                                                                        -------
                                                                        782,063

                FOOD/BERVERAGE/TOBACCO                         3.33%
                ----------------------
        5,600   The Earthgrains Co.                                     312,900

                HOUSEHOLD PRODUCTS/WARES                       3.84%
                ------------------------
       11,800   Linens 'N Things, Inc.*                                 360,638

                HUMAN RESOURCES                                1.31%
                ---------------
        7,000   SOS Staffing Services, Inc.*                            122,938

                INSURANCE                                      7.23%
                ---------
        2,200   Allstate Corp.                                          201,438
        1,200   First American Finance Co.                              108,000
        3,800   Fremont General Corp.                                   205,913
        5,400   IPC Holdings, Inc.                                      163,688
                                                                        -------
                                                                        679,039

                MACHINERY/EQUIPMENT                            1.14%
                -------------------
        5,200   Agco Corp.                                              106,925

                MANUFACTURING                                  6.88%
                -------------
        5,700   USG Corp.*                                              308,513
        8,400   Ball Corp.                                              337,575
                                                                        -------
                                                                        646,088

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                         CAPITAL APPRECIATION PORTFOLIO

                                                              PERCENT
                                                               OF NET     MARKET
       SHARES               COMMON STOCK (CONT'D)              ASSETS      VALUE
      ----------          --------------------------        ----------  --------
                MEDICAL SUPPLIES/SERVICES                     10.67%
                -------------------------
        1,000   Cardinal Health, Inc.                                   $93,750
        5,500   ESC Medical Systems Ltd.*                               185,625
        2,000   Immunex Corp.*                                          132,500
       10,000   Mylan Labs, Inc.                                        300,625
        8,000   Trigon Healthcare, Inc.*                                289,500
                                                                        -------
                                                                      1,002,000

                RETAIL/APPAREL                                 5.01%
                --------------
        2,600   Tommy Hilfiger Corp.*                                   162,500
        9,700   Zale Corp.*                                             308,581
                                                                        -------
                                                                        471,081

                TRANSPORTATION                                 3.80%
                --------------
       12,500   America West Airlines*                                  357,031

                UTILITIES-ELECTRIC                             2.24%
                ------------------
        7,000   CalEnergy Co., Inc.*                                    210,433
                                                                        -------

       Total investment in securities (cost $8,126,584)       94.10% $8,840,775
       Cash equivalents                                        6.17%    579,789
       Other assets, less liabilities                         (0.27%)   (25,777)
                                                              -------   --------
       NET ASSETS                                            100.00% $9,394,787
                                                             ======= ==========

*Indicates non-income producing security

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998


                             INTERMEDIATE GOVERNMENT
                                 BOND PORTFOLIO

                                                           PERCENT
  PRINCIPAL                                                 OF NET      MARKET
     AMOUNT   GOVERNMENT AGENCY BONDS                       ASSETS       VALUE
------------ --------------------------------------     -------------  --------
   $500,000   U.S. Treasury Bond 6.25% due 1/31/02            96.93%   $511,016
    400,000   U.S. Treasury Bond 6.625% due 4/30/02                     414,500
    550,000   U.S. Treasury Bond 7.125% due 10/15/98                    552,922
    500,000   U.S. Treasury Bond 6.375% due 1/15/99                     502,500
    400,000   U.S. Treasury Bond 6.375% due 1/15/00                     404,750
    500,000   U.S. Treasury Bond 7.125% due 2/29/00                     512,422
    500,000   U.S. Treasury Bond 6.125% due 7/31/00                     505,781
    500,000   U.S. Treasury Bond 6.25% due 10/31/01                     510,234
                                                                        -------


       Total investment in securities (cost $3,859,853)      96.93% $3,914,125
       Cash equivalents                                       1.18%     47,477
       Other assets, less liabilities                         1.89%     76,338
                                                             -----     ------
       NET ASSETS                                           100.00% $4,037,940
                                                            ======= ==========

                               STRATUS FUND, INC.
                             SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998


                             INTERNATIONAL PORTFOLIO

                                                          PERCENT
                                                           OF NET      MARKET
      SHARES              COMMON STOCK - 96.86%            ASSETS       VALUE
      ------              ---------------------            ------       -----

               AUTO/TRUCK/PARTS                              8.16%
               ----------------
         950   Bridgestone Corp. ADR                                 $224,520
       5,700   PSA Peugeot Citroen ADR                                306,399
       2,150   Volkswagon Ag ADR                                      415,222
                                                                      -------
                                                                      946,141

               CHEMICALS                                     1.13%
               ---------
       3,900   Quimica Minera Chili SA ADR                            130,650

               COMPUTER RELATED                              1.32%
               ----------------
       2,900   Fujitsu Limited ADR                                    152,538

               CONTAINERS-PAPER/PLASTIC                      2.00%
               ------------------------
       9,000   N.V. Koninklijke ADR                                   232,275

               DIVERSIFIED OPERATIONS                        7.87%
               ----------------------
       7,894   Barlow Ltd ADR                                          41,882
       5,200   Vivendi Sp ADR                                         222,070
      20,800   Kawasaki Industries Ltd ADR                            167,856
       8,800   Orkla ASA-ADR *                                        204,703
       3,000   Telecom Italia ADR                                     220,500
      14,700   Swire Pacific Ltd ADR                                   55,490
                                                                       ------
                                                                      912,501

               ELECTRONICS                                   1.08%
               -----------
       1,800   STMicroelectronics N.V.*                               125,775

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                             INTERNATIONAL PORTFOLIO

                                                            PERCENT
                                                             OF NET     MARKET
      SHARES                                                 ASSETS      VALUE
    ---------                                               -------    --------
               FINANCIAL SERVICES                            22.11%
               ------------------
       5,600   Allied Irish Banks ADR                                 $480,550
       2,500   Barclays Plc ADR                                        287,500
       8,485   Banco Frances Del Rio De La Plata S.A. ADR              194,625
       5,500   Banque National Paris ADR                               449,386
       3,900   Dresdner Bank ADR                                       210,661
       2,800   Deutsche Bank ADR                                       236,716
       7,000   Societe Generale ADR                                    291,067
       3,000   Banco Santander SA ADR                                  152,063
       1,500   Sumitomo Bank ADR                                       145,909
       4,000   Uniao De Bancos S.A.                                    118,000
                                                                       -------
                                                                     2,566,477

               FOOD/BEVERAGE/TOBACCO                          3.35%
               ---------------------
       6,300   Cadbury Schweppes ADR                                   388,238

               HOLDING COMPANY                                0.63%
               ---------------
       3,500   South Africa Brewing ADR                                 72,496


               INDEX SERIES                                  10.25%
               ------------
       8,600   Webs-Italy Index Series*                                224,675
      20,500   Webs-Japan  Index Series*                               201,156
      19,900   Webs-Belgium Index Series*                              444,019
      15,000   Webs-Switzerland Index Series*                          283,125
       8,000   Webs-Singapore Index Series*                             35,500
                                                                        ------
                                                                     1,188,475

               INSURANCE                                      4.08%
               ---------
       2,014   Aegon N.V. ADR                                          174,211
      11,000   Liberty Life Association of Africa ADR                  107,945
       1,500   Zurich Versi ADR                                        191,454
                                                                       -------
                                                                       473,610

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                             INTERNATIONAL PORTFOLIO

                                                             PERCENT
                                                              OF NET     MARKET
      SHARES                                                  ASSETS      VALUE
    ----------                                               -------   --------
               MANUFACTURING                                  2.52%
               -------------
       4,900   Fuji Photo Film ADR                                    $169,356
      14,200   Olympus Opitcal ADR                                     123,392
                                                                       -------
                                                                       292,748

               MEDICAL SUPPLIES/SERVICES                      0.86%
               -------------------------
       1,650   Smithkline Beecham ADR                                   99,825

               OFFICE/BUSINESS                                1.00%
               ---------------
       2,200   Ricoh Company Ltd ADR                                   115,798

               OIL-FIELD SERVICES                             2.00%
               ------------------
       7,600   Petroleum Geo ADR*                                      231,800

               OIL EXPLORATION/PRODUCTION                     1.13%
               --------------------------
       2,000   Total SA ADR                                            130,750

               OIL/GAS DRILLING                               2.20%
               ----------------
       1,000   Eni Spa ADR                                              65,000
       4,500   Shell Transport & Trading Company ADR                   190,688
                                                                       -------
                                                                       255,688
               OIL COMPANY-INTEGRATED                         0.79%
               ----------------------
       4,900   Petrolio Brasileiro ADR                                  91,085

               PHARMACEUTICAL/MEDICAL                         3.30%
               ----------------------
       4,600   Novartis AG ADR                                         382,724

               PUBLISHING/PRINTING                            3.18%
               -------------------
      10,145   Vnu-Verenigde Nederlandse ADR                           368,551

               REAL ESTATE                                    0.50%
               -----------
      20,800   City Developments Ltd ADR                                58,109

                               STRATUS FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                             INTERNATIONAL PORTFOLIO

                                                             PERCENT
                                                              OF NET     MARKET
      SHARES                                                  ASSETS      VALUE
     --------                                               --------   ---------
               RECREATION                                    2.43%
               ----------
      25,500   Ladbroke Group ADR                                     $281,446

               RETAIL STORE                                  3.86%
               ------------
      12,884   Cifra S.A. ADR                                          188,685
       8,000   Kingfisher Plc ADR                                      259,218
                                                                       -------
                                                                       447,903

               TELECOMMUNICATIONS                            4.98%
               ------------------
       5,900   Cia de Telecommunications de Chile S.A. ADR             119,972
       4,600   Nippon Telegraph & Telephone ADR                        193,200
       5,000   Portugal Telecom S.A. ADR                               264,682
                                                                       -------
                                                                       577,854

               UTLITIES-ELECTRIC                             1.79%
               -----------------
       5,900   Scottishpower Plc ADR                                   207,975

               UTLITIES/TELECOMMUNICATIONS                   4.32%
               ---------------------------
       3,600   Telefonica de Espana ADR                                500,625
                                                                       -------

        Total investment in securities (cost $9,689,791)    96.84% $11,232,057
        Cash equivalents                                     3.00%     347,624
        Other assets, less liabilities                       0.16%      19,248
                                                             -----      ------
        NET ASSETS                                         100.00% $11,598,929
                                                           ======   ==========

* Indicates non-income producing security.


                               STRATUS FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1998



                                                                  GOVERNMENT      CAPITAL
                                                     GROWTH       SECURITIES    APPRECIATION
ASSETS:                                             PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                  -------------- -------------- ------------
   Investments in securities, at market value
    (cost $46,944,834, $27,424,064 and $8,126,584)  $61,192,000    $27,860,553   $8,840,775
   Cash equivalents                                   2,687,633      2,233,067      579,789
   Accrued interest and dividends receivable             60,369        451,640        4,257
   Receivable for fund shares sold                       11,112          7,400        4,408
                                                         -------         ------       -----
       Total assets                                  63,951,114     30,552,660    9,429,229
                                                     ===========    ===========   =========

LIABILITIES:
   Accrued expenses, including investment
     management and distribution expense payable to
     adviser, administrator and distributor (note 3)     66,967         27,598       20,054
   Payable for fund shares redeemed                       3,057         18,216       14,388
                                                          ------        -------      ------
       Total liabilities                                 70,024         45,814       34,442
                                                         -------        -------      ------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK   63,881,090     30,506,846    9,394,787
                                                     ==========     ==========    =========

NET ASSETS ARE REPRESENTED BY:
   Capital stock outstanding, at par (note 5)            $3,448         $3,087         $653
   Additional paid-in capital                        44,505,959     30,503,775    8,656,813
   Accumulated undistributed net investment income        1,246          2,899          248
   Accumulated net realized gain/(loss)on investments 5,123,271       (439,404)      22,882
   Unrealized appreciation  (note 4)                 14,247,166        436,489      714,191
                                                     -----------       --------     -------
       Total net assets applicable to
               shares outstanding                   $63,881,090    $30,506,846   $9,394,787
                                                    ============   ============  ==========

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
   Institutional Shares of Capital Stock Outstanding  3,405,541      3,073,084      637,538
   Net Asset Value per share - Institutional Shares      $18.53          $9.88       $14.39
                                                         ======          =====       ======
   Retail Shares of Capital Stock Outstanding           743,663         14,077       15,299
   Net Asset Value per share - Retail Shares             $18.52          $9.89       $14.39
                                                         ======          =====       ======

   See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                                 JUNE 30, 1998

                                                       INTERMEDIATE
                                                        GOVERNMENT
                                                           BOND    INTERNATIONAL
ASSETS:                                                 PORTFOLIO    PORTFOLIO
                                                       ----------  -------------
   Investments in securities, at market value
    (cost $3,859,853 and $9,689,791 respectively)        $3,914,125  $11,232,057
   Cash equivalents                                          47,477      347,624
   Accrued interest and dividends receivable                 82,446       37,237
   Receivable for fund shares sold                               -           982
                                                          ----------         ---
       Total assets                                       4,044,048   11,617,900
                                                          ==========  ==========

LIABILITIES:
   Accrued expenses, including investment
     management and distribution expense payable to
     adviser, administrator and distributor (note 3)          6,108       18,971
                                                            -------       ------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK       $4,037,940  $11,598,929
                                                          =========   ==========
NET ASSETS ARE REPRESENTED BY:
   Capital stock outstanding, at par (note 5)                  $381         $987
   Additional paid-in capital                             4,098,436   10,054,705
   Accumulated undistributed net investment income              727          498
   Accumulated net realized gain/(loss) on investments     (115,876)         473
   Unrealized appreciation (note 4)                          54,272    1,542,266
                                                             -------   ---------
       Total net assets applicable to
          shares outstanding                             $4,037,940  $11,598,929
                                                         ==========   ==========

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
   Institutional Shares of Capital Stock Outstanding        378,308      976,082
   Net Asset Value per share - Institutional Shares          $10.60       $11.75
                                                             ======       ======
   Retail Shares of Capital Stock Outstanding                 2,760       10,652
   Net Asset Value per share - Retail Shares                 $10.59       $11.75
                                                             ======       ======

   See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                             STATEMENT OF OPERATIONS
                            YEAR ENDED JUNE 30 ,1998

                                                                        INTERMEDIATE
                                                   GOVERNMENT CAPITAL    GOVERNMENT
                                         GROWTH   SECURITIES APPRECIATION  BOND   INTERNATIONAL
                                       PORTFOLIO   PORTFOLIO  PORTFOLIO  PORTFOLIO  PORTFOLIO
                                       ----------- ---------- ---------  ---------- ----------
INVESTMENT INCOME:
   Dividends                             $643,679  $    -      $42,483    $    -     $184,669
   Interest                               234,557  1,691,826    37,122     271,049     22,177
                                          -------- ----------   -------    --------    ------
        Total investment income           878,236  1,691,826    79,605     271,049    206,846
                                          -------- ----------   -------    --------   -------

EXPENSES (NOTE 3):
   Investment advisory fees               347,146    141,057    15,676      28,920    127,313
   Administration Fees                    137,584     70,529    21,173      11,159     27,751
   Distribution Expenses - Retail Class       505        113       162          28         89
   Legal Fees                               3,586      1,941       554         235     12,416
   Accounting                               5,156      4,345     3,672       3,758      4,036
   Custodial fees                             -          -      11,397       4,512        -
   Securities Pricing                       4,788        -       2,933          -       5,987
   Other operating expenses                24,417     13,926     8,644       3,226      5,818
                                           -------    -------    ------      ------     -----
       Total expenses                     523,182    231,911    64,211      51,838    183,410
                                          --------   --------   -------     -------   -------
        Net investment income             355,054  1,459,915    15,394     219,211     23,436
                                          ======== ==========   =======    ========    ======

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS (NOTE 4):
   Net realized gain                    8,100,736      3,634   474,396       2,969        476
   Net unrealized appreciation
     (depreciation)
        Beginning of period            11,608,175    (16,878)  748,896       3,965    902,570
        End of period                  14,247,166    436,489   714,191      54,272  1,542,266
                                       -----------   --------  --------     ------- ---------
          Net unrealized appreciation
               (depreciation)           2,638,991    453,367   (34,705)     50,307    639,696
                                        ---------    --------  --------     -------   -------
          Net realized and unrealized
            gain on investments        10,739,727    457,001   439,691      53,276    640,172
                                       -----------   --------  --------     -------   -------

NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS           $11,094,781 $1,916,916 $455,085    $272,487   $663,608
                                       =========== ========== ========    ========   ========

   See accompanying notes to financial statements.

                                    STRATUS FUND, INC.
                            STATEMENT OF CHANGES IN NET ASSETS
                            YEAR ENDED JUNE 30, 1998 AND 1997


                                                                       GOVERNMENT
                                                GROWTH                 SECURITIES
                                               PORTFOLIO                PORTFOLIO
                                     --------------------------  --------------------------
                                        1998          1997          1998          1997
                                     ------------  ------------  ------------  ------------
OPERATIONS:
   Net investment income                $355,054      $469,077    $1,459,915    $1,277,296
   Net realized gain (loss) on investme8,100,736     2,814,809         3,634       (77,114)
   Unrealized appreciation             2,638,991     6,226,081       453,367       265,658
                                       ----------    ----------      --------      -------
        Net increase in net assets
          resulting from operations   11,094,781     9,509,967     1,916,916     1,465,840
                                      -----------    ----------    ----------    ---------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income -
    Institutional Class                  354,256       477,783     1,455,518     1,289,378
   Net investment income - Retail Class      797          -            1,947         -
   Net realized gains -
    Institutional Class                5,694,496     1,270,098           -           -
                                       ----------    ----------   -----------    ---------
          Total Distribution           6,049,549     1,747,881     1,457,465     1,289,378
                                       ----------    ----------    ----------    ---------

CAPITAL SHARE TRANSACTIONS: (NOTE 5)
   Proceeds from sales                12,330,363    12,534,379     6,597,334     9,004,815
   Net assets from tax-free
     exchange (note 6)                     -         6,102,448         -             -
   Payment for redemptions            (4,620,192)   (6,403,413)   (4,417,351)   (6,830,029)
   Reinvestment of net investment
     income and net realized gain
     distributions at net asset value  4,936,588     1,565,616     1,333,543     1,139,458
                                       ----------    ----------    ----------    ---------
        Total increase from capital
          share transactions          12,646,759    13,799,030     3,513,526     3,314,244
                                      -----------   -----------    ----------    ---------
       Total increase in net assets   17,691,991    21,561,116     3,972,977     3,490,706

NET ASSETS:
   Beginning of period                46,189,099    24,627,983    26,533,869    23,043,163
                                      -----------   -----------   -----------   ----------
   End of period                     $63,881,090   $46,189,099   $30,506,846   $26,533,869
                                     ============  ============  ============  ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                                     STRATUS FUND, INC.
                             STATEMENT OF CHANGES IN NET ASSETS
                             YEAR ENDED JUNE 30, 1998 AND 1997

                                                                       INTERMEDIATE
                                               CAPITAL                 GOVERNMENT
                                             APPRECIATION                 BOND
                                              PORTFOLIO                PORTFOLIO
                                      ------------------------  -------------------------
                                         1998         1997         1998          1997
                                      -----------  -----------  ------------  -----------
OPERATIONS:
    Net investment income                $15,394      $62,073      $219,211     $302,278
    Net realized gain (loss)
     on investments                      474,396       35,730         2,969         (626)
    Unrealized appreciation
     (depreciation)                      (34,705)     560,860        50,307       18,789
                                         --------     --------       -------      ------
         Net increase in net assets
           resulting from operations     455,085      658,663       272,487      320,441
                                         --------     --------      --------     -------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income -
      Institutional Class                 15,226       43,274       217,970      307,339
    Net investment income - Retail Shares   -            -              511         -
    Net realized gains - Institutional
      Shares                             461,511      165,941          -            -
                                         --------     --------     ---------     --------
           Total Distributions           476,737      209,215       218,481      307,339
                                         --------     --------      --------     -------

CAPITAL SHARE TRANSACTIONS: (NOTE 5)
    Proceeds from sales                3,781,440    4,546,087       240,311      199,716
    Payment for redemptions           (1,569,897)    (942,467)   (1,059,642)  (3,096,495)
    Reinvestment of net investment
      income and net realized gain
      distributions at net asset value   472,356      205,002       197,547      264,889
                                         --------     --------      --------     -------
         Total increase (decrease)
           from capital
           share transactions          2,683,899    3,808,622      (621,784)  (2,631,890)
                                       ----------   ----------     ---------  -----------
        Total increase (decrease)
        in net assets                  2,662,247    4,258,070      (567,778)  (2,618,788)

NET ASSETS:
    Beginning of period                6,732,540    2,474,470     4,605,718    7,224,506
                                       ----------   ----------    ----------   ---------
    End of period                     $9,394,787   $6,732,540    $4,037,940   $4,605,718
                                      ===========  ===========   ===========  ==========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                           STRATUS FUND, INC.
                   STATEMENT OF CHANGES IN NET ASSETS
                   YEAR ENDED JUNE 30, 1998 AND 1997



                                                 INTERNATIONAL
                                                   PORTFOLIO
                                           ------------------------------
                                               1998            1997
                                           -------------- ---------------
OPERATIONS:
    Net investment income                        $23,436        $107,811
    Net realized gain on investments                 476         131,682
    Unrealized appreciation                      639,696         902,569
                                                 --------        -------
         Net increase in net assets
           resting from operations               663,608       1,142,062
                                                 --------      ---------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income - Institutional Class   22,988         107,613
    Net investment income - Retail Class             149               -
    Net realized gains - Institutional Class     131,684            -
           Total Distribution                    154,821         107,613
                                                 --------        -------

CAPITAL SHARE TRANSACTIONS: (NOTE 5)
    Proceeds from sales                        2,588,389       9,586,087
    Payment for redemptions                   (2,081,544)       (294,866)
    Reinvestment of net investment
      income and net realized gain distributions
      at net asset value                         152,190         105,437
                                                 --------        -------
         Total increase from capital
           share transactions                    659,035       9,396,658
                                                 --------      ---------
        Total increase in net assets           1,167,822      10,431,107

NET ASSETS:
    Beginning of period                       10,431,107                -
                                              -----------      ----------
    End of period                            $11,598,929     $10,431,107
                                             ============    ===========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                        YEARS ENDED JUNE 30, 1998, 1997,
                         1996, 1995, AND THE PERIOD FROM
                        OCTOBER 8, 1993 (COMMENCEMENT OF
                         CLASS SHARES) TO JUNE 30, 1994

                                                 GROWTH PORTFOLIO- INSTITUTIONAL CLASS
                                    -------------------------------------------------------
                                                                                      PERIOD ENDED
                                            1998          1997        1996     1995   JUNE 1994
                                            ----          ----        ----     ----   -----------
NET ASSET VALUE:
    Beginning of period                    $17.07        $13.67     $11.47    $9.84    $10.00
                                           ------        ------     ------    -----    ------
    Income from investment operations:
         Net investment income               0.11          0.22       0.23     0.22      0.19
         Net realized and unrealized
           gain (loss) on investments        3.45          3.99       2.36     1.72     (0.16)
                                             -----         -----      -----    -----    ------
    Total income from investment operations  3.56          4.21       2.59     1.94      0.03
                                             -----         -----      -----    -----     ----

    Less distributions:
    Dividends from net investment income    (0.11)        (0.22)     (0.22)   (0.22)    (0.19)
    Distribution from capital gains         (1.99)        (0.59)     (0.17)   (0.09)     0.00
                                            ------        ------     ------   ------     ----
         Total distributions                (2.10)        (0.81)     (0.39)   (0.31)    (0.19)
                                            ------        ------     ------   ------    ------

         End of period                     $18.53        $17.07(a)  $13.67   $11.47     $9.84
                                           ------        ------     ------   ------     -----

TOTAL RETURN:                               22.29%        32.60(a)   22.60%   20.30%    (0.03%)(b)
                                            ------        -----      ------   ------    ------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period           $63,096,914    46,189,099   24,627,983 12,813,352 12,892,161
  Ratio of expenses to average net assets    0.76%         0.72%      0.71%    0.82%     0.76%(c)
  Ratio of net income to average net assets  0.18%         1.46%      1.78%    2.14%     2.38%(c)
  Portfolio turnover rate                  137.03%        88.53%     92.72%   19.89%    10.05%

(a) EXCLUDES MAXIMUM SALES LOAD OF 4%
(b) TOTAL RETURN IS NOT ANNUALIZED.
(c) ANNUALIZED  FOR THOSE  PERIODS  LESS THAN  TWELVE  MONTHS IN  DURATION.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                             STRATUS FUND, INC.
                            FINANCIAL HIGHLIGHTS
      JANUARY 7, 1998 (COMMENCEMENT OF CLASS SHARES) TO JUNE 30, 1998


                                                  GROWTH PORTFOLIO- RETAIL CLASS
                                                    PERIOD ENDED JUNE 1998
NET ASSET VALUE:                                  -------------------------
    Beginning of period                                    $15.86
 Income from investment operations:                         -----
         Net investment income                               0.04
         Net realized and unrealized gain
           on investments                                    2.66
                                                             ----
    Total income from investment operations                  2.70
                                                             ----
    Less distributions:
    Dividends from net investment income                    (0.04)
    Distribution from capital gains                          0.00
                                                            -----
         Total distributions                                (0.04)
                                                            -----
         End of period                                     $18.52(a)
                                                            -----
TOTAL RETURN:                                               16.89%(a)(b)
                                                            -----
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period                            $784,176
    Ratio of expenses to average net assets                  1.50%(c)
    Ratio of net income to average net assets                0.13%(c)
    Portfolio turnover rate                                137.03%

(a) EXCLUDES MAXIMUM SALES LOAD OF 4%
(b) TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
(c) ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                           YEARS ENDED JUNE 30, 1998,
                            1997, 1996, 1995, AND THE
                           PERIOD FROM OCTOBER 8, 1993
                          (COMMENCEMENT OF OPERATIONS)
                                TO JUNE 30, 1994

                                       GOVERNMENT SECURITIES PORTFOLIO- INSTITUTIONAL CLASS
                                       ----------------------------------------------------
                                                                                     PERIOD ENDED
                                                1998       1997       1996      1995   JUNE 1994
                                                ----       ----       ----      ----   ---------
NET ASSET VALUE:
   Beginning of period                         $9.72      $9.64      $9.77     $9.40   $10.00
                                               -----      -----      -----     -----   ------
   Income (loss) from investment operations:
        Net investment income                   0.51       0.51       0.49      0.45     0.27
        Net realized and unrealized gain (loss)
          on investments                        0.16       0.08      (0.13)     0.37    (0.60)
                                                -----      -----     ------     -----   ------
   Total income (loss) from
          investment operations                 0.67       0.59       0.36      0.82    (0.33)
                                                -----      -----      -----     -----   ------
   Less distributions from
        net investment income                  (0.51)     (0.51)     (0.49)    (0.45)   (0.27)
                                               ------     ------     ------    ------   ------
        End of period                          $9.88      $9.72(a)     $9.64     $9.77    $9.40
                                               -----      -----        -----     -----    -----

TOTAL RETURN:                                   7.0%       6.3%(a)      3.7%      9.0%    (3.4%(b)
                                                ----       -----        ----      ----    -----

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period             $30,367,682  26,533,869  23,043,163 13,885,204 12,477,517
   Ratio of expenses to average net assets      0.82%      0.71%      0.69%     0.80%    0.74%(c)
   Ratio of net income to average net assets    5.17%      5.21%      5.04%     4.82%    3.89%(c)
   Portfolio turnover rate                      2.07%     27.20%     40.61%    33.88%   17.36%

(A)  EXCLUDES MAXIMUM SALES LOAD OF 3%
(B)  TOTAL RETURN IS NOT ANNUALIZED
(C) ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.


   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
        JANUARY 13, 1998 (COMMENCEMENT OF CLASS SHARES) TO JUNE 30, 1998


                                            GOVERNMENT SECURITIES- RETAIL CLASS
                                                        PERIOD ENDED
                                                          JUNE 1998
NET ASSET VALUE:                             ----------------------------------
    Beginning of period                                    $9.97
     Income from investment operations:
         Net investment income                              0.25
         Net realized and unrealized gain (loss)
           on investments                                  (0.08)
                                                            ----
    Total income from investment operations                 0.17
                                                            ----
    Less distributions:
    Dividends from net investment income                   (0.25)
    Distribution from capital gains                         0.00
                                                            ----
         Total distributions                               (0.25)
                                                            ----
         End of period                                     $9.89
                                                            ----
TOTAL RETURN:                                               1.58% (a)(b)
                                                            ----
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period                           $139,164
    Ratio of expenses to average net assets                 1.21%(c)
    Ratio of net income to average net assets               5.49%(c)
    Portfolio turnover rate                                 2.07%

(a) EXCLUDES MAXIMUM SALES LOAD OF 4%
(b) TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
(c) ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
              YEARS ENDED JUNE 30, 1998, 1997, 1996, 1995,AND 1994

                                       CAPITAL APPRECIATION PORTFOLIO- INSTITUTIONAL CLASS
                                           1998       1997       1996      1995     1994
NET ASSET VALUE:
    Beginning of period                   $14.25    $13.19      $11.23    $8.95     $9.40
                                          ------    ------      ------    -----     -----
    Income (loss) from investment operations:
         Net investment income (loss)       0.03      0.18       (0.19)   (0.15)    (0.12)
         Net realized and unrealized
           gain (loss) on investments       0.86      1.48        2.88     2.62     (0.33)
                                            -----     -----       -----    -----    ------
    Total income (loss) from investment
         operations                         0.89      1.66        2.69     2.47     (0.45)
                                            -----     -----       -----    -----    ------
    Less distributions from
         net investment income             (0.03)    (0.12)       0.00     0.00      0.00
    Less distributions from capital gains  (0.72)    (0.48)      (0.73)   (0.19)     0.00
                                           ------    ------      ------   ------     ----
         Total Distributions               (0.75)    (0.60)      (0.73)   (0.19)     0.00
                                           ------    ------      ------   ------     ----

         End of period                    $14.39    $14.25(a)   $13.19   $11.23     $8.95
                                          ------    -----       ------   ------     -----

TOTAL RETURN:                               7.5%     11.7%(a)    26.0%    28.6%     (4.8%)
                                            ----     -----       -----    -----     ------

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period           $9,174,664  6,732,540  2,474,470  748,588   653,757
  Ratio of expenses to average net assets   0.76%     0.91%       2.84%    2.69%     2.13%
  Ratio of net income to average net asset  0.18%     1.31%      (1.54%)  (1.59%)   (1.27%)
  Portfolio turnover rate                 277.31%   322.07%     179.06%  214.47%     9.09%


(a) Excludes  maximum  sales  load of 4%

See  accompanying  notes  to  financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
         JANUARY 7, 1998 (COMMENCEMENT OF CLASS SHARES) TO JUNE 30, 1998


                                              CAPITAL APPRECIATION- RETAIL CLASS
                                                      PERIOD ENDED JUNE 1998
NET ASSET VALUE:                                  ----------------------------
    Beginning of period                                   $13.21
 Income from investment operations:                        -----
         Net investment income                             (0.03)
         Net realized and unrealized gain (loss)
           on investments                                   1.21
                                                            ----
    Total income from investment operations                 1.18
                                                            ----
    Less distributions:
    Dividends from net investment income                    0.00
                                                            ----
    Distribution from capital gains                         0.00
                                                            ----
         Total distributions                                0.00
                                                            ----
         End of period                                    $14.39(a)

TOTAL RETURN:                                               8.93%(a)(b)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period                           $220,123
    Ratio of expenses to average net assets                 1.25%(c)
    Ratio of net income to average net assets              (0.18%)(c)
    Portfolio turnover rate                               277.31%

(a) EXCLUDES MAXIMUM SALES LOAD OF 4%
(b) TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
(c) ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
              YEARS ENDED JUNE 30, 1998, 1997, 1996, 1995, AND 1994

                                          INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                                                    INSTITUTIONAL CLASS
                                        1998        1997       1996     1995        1994
                                        ----        ----       ----     ----        ----
NET ASSET VALUE:
   Beginning of period                   $10.48      $10.47     $10.56   $10.29      $10.84
                                         ------      ------     ------   ------      ------
   Income (loss) from investment operations:
        Net investment income              0.52        0.54       0.52     0.50        0.47
        Net realized and unrealized
          gain (loss) on investments       0.12        0.02      (0.09)    0.27       (0.55)
                                           -----       -----     ------    -----      ------
   Total income (loss) from investment
        operations                         0.64        0.56       0.43     0.77       (0.08)
                                           -----       -----      -----    -----      ------
   Less distributions:
        Dividends from net
          investment income               (0.52)      (0.55)     (0.52)   (0.50)      (0.47)
        Distributions from capital gains   0.00        0.00       0.00     0.00        0.00
                                           -----       -----      -----    -----       ----
          Total distributions             (0.52)      (0.55)     (0.52)   (0.50)      (0.47)

   End of period                         $10.60      $10.48(a)  $10.47   $10.56      $10.29
                                         ------      ------     ------   ------      ------

TOTAL RETURN:                              6.3%        5.6%(a)    4.1%     7.9%       (0.8%)
                                           ----        ----       ----     ----       ------

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period         $4,008,700   4,605,718  7,224,506 5,518,431   7,774,768
   Ratio of expenses to average net assets 1.17%       1.02%      1.03%    1.11%       1.05%
   Ratio of net income to average net asset4.93%       5.14%      4.95%    4.84%       4.41%
   Portfolio turnover rate                 0.00%      26.88%      4.05%   27.67%      21.02%

(a)  Excludes maximum sales load of 3%

   See accompanying notes to financial statements.


                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
        JANUARY 27, 1998 (COMMENCEMENT OF CLASS SHARES) TO JUNE 30, 1998

                                      INTERMEDIATE GOVERNMENT BOND- RETAIL CLASS
                                                     PERIOD ENDED JUNE 1998
NET ASSET VALUE:                             ----------------------------------
    Beginning of period                                    $10.63
Income from investment operations:                          -----
         Net investment income                               0.29
         Net realized and unrealized loss
           on investments                                   (0.04)
                                                            -----
    Total income from investment operations                  0.25
                                                             ----
    Less distributions:
    Dividends from net investment income                     0.29
    Distribution from capital gains                          0.00
                                                             ----
         Total distributions                                 0.29
                                                             ----
         End of period                                     $10.59(a)
                                                            -----
TOTAL RETURN:                                                1.69%(a)(b)
                                                            -----
RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period                             $29,240
    Ratio of expenses to average net assets                  1.63%(c)
    Ratio of net income to average net assets                5.18%(c)
    Portfolio turnover rate                                  0.00%

(a) EXCLUDES MAXIMUM SALES LOAD OF 4%
(b) TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
(c) ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
                        YEAR ENDED JUNE 30, 1998 AND THE
    PERIOD FROM OCTOBER 1, 1996 (COMMENCEMENT OF OPERATIONS) TO JUNE 30, 1997

                                    INTERNATIONAL PORTFOLIO- INSTITUTIONAL CLASS
                                                   1998      PERIOD ENDED 1997
NET ASSET VALUE:                                  -------      ---------------
    Beginning of period                             $11.22          $10.00
                                                    ------          ------
    Income from investment operations:
         Net investment income                        0.02            0.15
         Net realized and unrealized gain
           on investments                             0.64            1.22
                                                      -----           ----
    Total income from investment
         operations                                   0.66            1.37
                                                      -----           ----

    Less distributions:
         Dividends from net investment income        (0.02)          (0.15)
         Distributions from capital gains            (0.11)           0.00
                                                     ------           ----
      Total Distributions                            (0.13)          (0.15)
                                                     ------          ------

    End of period                                   $11.75          $11.22(a)

TOTAL RETURN:                                         6.3%           18.2%(a)(b)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period                  $11,473,772       10,431,107
    Ratio of expenses to average net assets           1.65%           1.48%(b)
    Ratio of net income to average net assets         0.21%           1.89%(b)
    Portfolio turnover rate                          52.92%          33.77%


(a)  Excludes maximum sales load of 4%
(b) Annualized  for those  periods  less than  twelve  months in  duration.

 See accompanying notes to financial statements.

                               STRATUS FUND, INC.
                              FINANCIAL HIGHLIGHTS
         JANUARY 7, 1998 (COMMENCEMENT OF CLASS SHARES) TO JUNE 30, 1998


                                                  INTERNATIONAL - RETAIL CLASS
                                                     PERIOD ENDED JUNE 1998
NET ASSET VALUE:                                       ------------------
    Beginning of period                                    $10.33
Income from investment operations:                          -----
         Net investment income                               0.03
         Net realized and unrealized gain (loss)
           on investments                                    1.42
                                                             ----
    Total income from investment operations                  1.45
                                                             ----
    Less distributions:
    Dividends from net investment income                    (0.03)
    Distribution from capital gains                          0.00
                                                             ----
         Total distributions                                (0.03)
                                                             ----
         End of period                                     $11.75(a)

TOTAL RETURN:                                               13.88%(a)(b)

RATIOS/SUPPLEMENTAL DATA:
    Net assets, end of period                            $125,157
    Ratio of expenses to average net assets                  1.94%(c)
    Ratio of net income to average net assets                0.27%(c)
    Portfolio turnover rate                                 52.92%

(a) EXCLUDES MAXIMUM SALES LOAD OF 4%
(b) TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.
(c) ANNUALIZED FOR THOSE PERIODS LESS THAN TWELVE MONTHS IN DURATION.

    SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1998

1.   ORGANIZATION
     Stratus Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund issues its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At June 30, 1998, the following series are presently authorized and have shares outstanding.

        Growth Portfolio                        Capital Appreciation Portfolio
        Government                              Intermediate Government
         Securities Portfolio                    Bond Portfolio
                                                International Portfolio

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements.

     USE OF ESTIMATES: In preparing the financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and changes in net assets for the period. Actual results could differ from those estimates.

     VALUATION OF INVESTMENTS
     Investment securities are carried at market determined using the following valuation methods:

     o Securities traded on a national or regional stock exchange or included in the NASDAQ National Market System are valued at the last quoted sales price.

     o Securities not listed on an exchange or securities for which the latest quoted sales price is not readily available and securities traded over-the-counter but not included in the NASDAQ National Market System are valued at the mean of the closing bid and asked prices.

     o Securities including bonds or other assets for which reliable recent market quotations are not readily available are valued at fair market value as determined in good faith or under the direction of the Board of Directors. Determination of fair value involves, among other things, reference to market indices, matrices and data from independent brokers and pricing services.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     All securities are valued in accordance with the above noted policies at the close of each business day.

     The  Growth,  Capital  Appreciation,   and  International   Portfolios  are
     authorized to purchase exchange-traded put and call options.

     At June 30,  1998,  the  Growth,  Capital  Appreciation  and  International
     Portfolios had no such exchange traded options nor were any purchased during the year then ended.

     The Fund may sell a security it does not own in anticipation of a decline in the market value of that security (short-sale). When the fund makes a short-sale, it must borrow the security sold short and deliver it to the buyer. The proceeds from the short-sale will be retained by the broker-dealer through which it made the short-sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow the security and may be obligated to remit any interest received on such borrowed securities. A gain or loss is recognized upon the termination of the short sale, if the market price at termination is less than or greater than the proceeds originally received.

     At June 30, 1998, the cost of investment securities is identical for financial reporting and income tax purposes.

     SECURITY TRANSACTIONS
     Security transactions are accounted for on the date securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date and interest income is accrued daily. Amortization of premium and discount is accrued daily using both the constant yield and the straight-line methods. Realized investment gains and losses are determined by specifically identifying the issue sold.

     FEDERAL INCOME TAXES
     It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute virtually all of the taxable income generated by the Portfolios to their shareholders within the time period allowed by the Federal law. Consequently, no liability for Federal income taxes is required. Internal Revenue Code requirements regarding distributions may differ from amounts determined under generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) charged or credited to paid-in-capital or accumulated net realized gain, as appropriate in the period that the differences arise. Each Portfolio is treated as a separate entity for tax purposes, and on a calendar basis, will distribute substantially all of its net investment income and realized gains, if any, to avoid payment of any Federal excise tax. There will be no net realized gain distributions until the net realized loss carry forwards have been offset or expired. The losses will expire in 8 years. Each Portfolio prepares its tax return on an accrual basis. The Government Securities and Intermediate Government Bond Portfolios have unused capital loss carry forwards of approximately $383,000 and $124,000 respectively, available for federal income tax purposes at June 30, 1998. The losses begin expiring in 2003 and 2005 for the Government Securities and Intermediate Government Bond portfolios, respectively. For the purpose of Code Section 852 (b)(3)(C), the Growth and Capital Appreciation Portfolios hereby designate $5,215,009 and $268,252, respectively, as long-term capital gain distributions paid during the taxable year.

     DISTRIBUTION TO SHAREHOLDERS

     Dividends to shareholders are recorded on the ex-dividend date. In accordance with resolutions enacted by the Board of Directors, the Government Securities and Intermediate Government Bond Portfolios declare dividends monthly and the Growth, Capital Appreciation, and International Portfolios declare dividends semi-annually. The dividends declared become payable immediately.

     CASH EQUIVALENTS
     Cash Equivalents consist of money market funds which declare dividends daily. As of June 30, 1998, the average yield on such funds was approximately 5.00%.

3.   FEES, EXPENSES AND RELATED PARTY TRANSACTIONS
     The Fund and each of its Portfolios have retained Union Bank & Trust Company (UBATCO) as their exclusive investment adviser and custodian of the Fund's assets (hereinafter, the Adviser). The agreement provides that the Capital Appreciation Portfolio will compensate the Adviser on a performance based scale, whereby the Portfolio will pay a fee of 1.40% per annum of daily average net assets. The fee may be increased or decreased by up to 1.00% of the average daily net assets during the latest 12 months (a rolling average method), depending upon the performance of this Portfolio relative to the Russell 2000 Index. For the year ended June 30, 1998, the annualized fee was 0.38%.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3. FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED) The remaining portfolios pay the following advisory fee rates per annum of their average daily net asset values:

               Portfolio                           Annual Fee Rate
               Growth                                  .75%
               Government Securities                   .50%
               Intermediate Government Bond            .65%
               International                          1.15%

     The Fund and each of its Portfolios have retained UBATCO as the custodian of the Fund's investments. The agreement provides that the portfolios (except the Growth, Government Securities, and International Portfolios, which pay no fee), will pay the custodian an annual fee which is calculated and billed monthly. The fee calculation does not include cash equivalents. The fee consists of an investment transaction charge of $12 for each transaction, a fee of $100 per account, plus an additional fee calculated in accordance with the following table.
             Net assets of:
               $0 - $10 million                          11 basis points
               $10 - $20 million                          6 basis points
               Over $20 million                         2.5 basis points

     The Fund and each of its Portfolios have retained Lancaster Administrative Services, Inc. (the Administrator) to act as their transfer agent and administrator to provide all necessary record keeping and share transfer services for the Fund. The agreement provides that each Portfolio will pay an administrative fee to the Administrator equal to .25% per annum of average daily net assets. The Fund has also retained SMITH HAYES Financial Services Corporation (the Distributor) to act as the underwriter and distributor of the fund's shares. Pursuant to the shareholder approved distribution plan under Rule 12b-1, Retail shares of each fund will reimburse the distributor for shareholder-related expenses incurred in connection with the distribution of the fund's shares, however, under no circumstances shall such reimbursement exceed .50% per annum of the fund's average daily net assets.

     Under the terms of the advisory, custodian, administrative and distribution agreements outlined above, the Portfolios collectively incurred $660,112, $15,909, $268,196 and $897 for such services. Of the amount paid to the Distributor, 100% was paid out to Union Bank & Trust Company under a Dealer Service Agreement.

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

3. FEES, EXPENSES AND RELATED PARTY TRANSACTIONS (CONTINUED) At June 30, 1998, the following accrued investment advisory and administrative fees were payable to the Adviser and Administrator.

                                 Payable to   Payable to      Payable
                                   Adviser   Administratorto Distributor  Total
     Growth Portfolio              $38,013     $12,879           $169    $51,061
     Government Securities Portfolio12,394       6,000             33     18,427
     Capital Appreciation Portfolio 10,600       1,893             51     12,544
     Intermediate Government
        Bond Portfolio               2,153         831              7      2,992
     International Portfolio        11,164       2,427             28     13,619

     Under the terms of the advisory agreement, the Adviser may be obligated to reimburse a Portfolio up to the amount of the Adviser's fee paid to the Adviser if during any year the expenses of the Portfolio, including the Adviser's fee, exceed certain limitations. At June 30, 1998, no expense reimbursement was required.

     In addition to the amounts paid by the Portfolios under advisory, custodian, and administration agreements, the Portfolios used SMITH HAYES Financial Services Corporation (SMITH HAYES), a company related through common management, to affect security trades on their behalf. As is customary in the industry, the investment adviser evaluates the pricing and ability to execute the transactions in selecting brokers to affect trades. SMITH HAYES was paid commissions in the amount of $60,612 for their brokerage services during the year ended June 30, 1998.

     The Portfolios also retained SMITH HAYES (the Distributor) to act as the underwriter and distributor of the Fund's shares. The Distributor received $65,780 and paid out $65,414 of this amount as commissions and dealer allowances.

4.   SECURITIES TRANSACTIONS
     Purchases of  securities  and proceeds  from sales were as follows for each
     Portfolio:

                                               Purchases of     Proceeds
                                                 Securities     from Sales
     Growth Portfolio                          $77,110,333     $69,571,748
     Government Securities Portfolio             3,001,016         503,516
     Capital Appreciation Portfolio             24,167,636      22,028,070
     Intermediate Government Bond Portfolio          -             452,531
     International Portfolio                     6,149,879       5,746,181

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

4.   SECURITIES TRANSACTIONS (CONTINUED)
     At June 30, 1998, the aggregate gross unrealized appreciation and the aggregate gross unrealized depreciation of securities in each Portfolio were as follows:

                                                      Aggregate Gross
                                                        Unrealized
                                              Appreciation     Depreciation
        Growth Portfolio                       $14,858,792        $611,626
        Government Securities Portfolio            440,899           4,410
        Capital Appreciation Portfolio             937,567         223,376
        Intermediate Government Bond Portfolio      54,272             -
        International Portfolio                  2,567,171       1,024,905

5.   CAPITAL SHARE TRANSACTIONS
     The Fund is authorized to issue a total of 1 billion shares of common stock in series with a par value of $.001 per share. The Board of Directors have authorized twenty million shares to be issued in the Growth Portfolio and ten million each in the Government Securities Portfolio, Capital
     Appreciation Portfolio, Intermediate Government Bond Portfolio, and the International Portfolio.

     Transactions in the capital stock of each Portfolio for the year ended June 30, 1998 were as follows:
                                                  Growth             Growth
                                                 Portfolio          Portfolio
                                           Institutional Shares   Retail Shares
         Transactions in shares:
           Shares sold                         655,301.793         42,586.131
           Shares redeemed                    (261,986.086)          (294.286)
           Reinvested dividends                306,597.702             43.496
                                              ------------      -------------
           Net increase                        699,913.409         42,335.341
                                               ===========         ==========

                                                Government         Government
                                       Securities Portfolio Securities Portfolio
                                           Institutional Shares   Retail Shares
         Transactions in shares:
           Shares sold                         653,502.120         14,114.834
           Shares redeemed                    (446,850.694)          (224.568)
           Reinvested dividends                135,261.344            187.128
                                               -----------            -------
           Net increase                        341,912.770         14,077.394
                                               ===========         ==========

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

5.   CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                       Capital Appreciation Capital Appreciation
                                                 Portfolio          Portfolio
                                           Institutional Shares   Retail Shares
         Transactions in shares:
           Shares sold                         236,491.358         15,659.205
           Shares redeemed                    (106,264.223)          (360.263)
           Reinvested dividends                 34,768.974           .000
                                             ----------------------------
           Net increase                        164,996.109         15,298.942
                                               ===========         ==========


                                          Intermediate Gov't  Intermediate Gov't
                                              Bond Portfolio     Bond Portfolio
                                           Institutional Shares   Retail Shares
         Transactions in shares:
           Shares sold                          19,916.718          2,824.965
           Shares redeemed                     (99,682.887)          (113.065)
           Reinvested dividends                 18,626.004             48.300
                                                ----------        -----------
           Net increase                        (61,140.165)         2,760.200
                                               ============         =========


                                               International      International
                                                 Portfolio          Portfolio
                                           Institutional Shares   Retail Shares
         Transactions in shares:
           Shares sold                         219,734.169         10,723.702
           Shares redeemed                    (187,499.890)           (84.861)
           Reinvested dividends                 14,383.540             12.724
                                                ----------      -------------
           Net increase                        (46,617.819         10,651.565
                                               ===========        ===========

     At June 30, 1998, directors, officers and employees of the Fund, the Adviser and Administrator and their immediate families held the following in each Portfolio:

                                                         Shares          Value
        Growth Portfolio Institutional Class               64,386     $1,193,076
        Government Securities Portfolio Institutional Class41,081        405,877
        Capital Appreciation Portfolio Institutional Class 11,840        170,385
        Intermediate Gov't Bond Portfolio Institutional Class3,886        41,189
        International Portfolio Institutional Class         4,006         47,068

                               STRATUS FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS

5.   CAPITAL SHARE TRANSACTIONS (CONTINUED)

     At June 30,  1998,  UBATCO held,  in nominee  name,  the  following in each
     Portfolio:

                                                         Shares          Value
     Growth Portfolio Institutional Class                3,381,344   $62,656,301
     Growth Portfolio Retail Class                          42,335       784,051
     Government Securities Portfolio Institutional Class 3,073,084    30,362,072
     Government Securities Portfolio Retail Class           14,077       139,225
     Capital Appreciation Portfolio Institutional Class    632,559     9,102,521
     Capital Appreciation Portfolio Retail Class            15,299       220,152
     Intermediate Gov't Bond Portfolio Institutional Class 374,006     3,964,464
     Intermediate Gov't Bond Portfolio Retail Class          2,760        29,231
     International Portfolio Institutional Class           976,082    11,468,964
     International Portfolio Retail Class                   10,652       125,156

6.   BUSINESS CHANGES
     On December 27, 1996, the net assets of Union Bank's Common Trust Equity Fund were transferred into the Growth Portfolio with a corresponding purchase of shares. The transaction was accounted for as a tax free exchange. The market value of the assets received by the Growth Portfolio was $6,102,448 with unrealized appreciation of $1,862,355.

     Effective January 1, 1998, all shares of the portfolios were designated Institutional Class shares and the issuance of Retail Class A shares of each portfolio was authorized. Retail Class A shares bear a sales load of 1.5% to 4.5% on the purchase of shares and 12b-1 fees. Institutional class shares do not bear a sales load and are not charged 12b-1 fees.

     Effective January 1, 1998, the Growth Portfolio's advisory fee was changed to an annual rate of .75% of average annual net assets, and the Capital Appreciation Portfolio's performance-based advisory fee is computed at the annual rate of 1.40% of its daily average net asset value. In addition, the Capital Appreciation Portfolio pays the Adviser an incentive adjustment by which the basic fee may be increased or decreased by up to 1.00% of average daily net assets.

                                       45